Summary of Significant Accounting Policies - Correction of an Estimate (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Accrued expenses	$ 2,783,149	$ 3,118,837		$ 2,783,149		$ 2,359,339	$ 2,418,002
Total liabilities	3,931,696	3,848,187		3,931,696		4,848,412	7,274,904
Total liabilities and shareholders' equity	5,760,647	7,746,120		5,760,647		8,966,483	9,797,326
Research and development	1,677,014	1,941,680	$ 501,158	3,618,694	$ 1,596,198	5,223,589	3,312,699
Total operating expenses	2,763,879	3,026,508	1,744,675	5,790,387	3,861,766	9,439,497	7,795,251
Loss from operations	(2,763,879)	(3,026,508)	(1,744,675)	(5,790,387)	(3,861,766)	(9,439,497)	(7,697,940)
Net loss applicable to common stockholders	$ (2,701,976)	$ (2,951,268)	$ (1,644,502)	$ (5,653,244)	$ (3,559,829)	$ (8,266,576)	$ (6,140,730)
Basic net loss per share (in Dollars per share)	$ (0.82)	$ (0.97)	$ (1.31)	$ (1.79)	$ (3.71)	$ (4.98)	$ (12.66)
Diluted net loss per share (in Dollars per share)	$ (0.82)	$ (0.97)	$ (1.31)	$ (1.79)	$ (3.71)	$ (4.98)	$ (12.66)
As previously reported
Summary of Significant Accounting Policies
Product Development Costs		$ 285,000
Accrued expenses		3,404,332
Total liabilities		4,133,682
Total liabilities and shareholders' equity		7,746,120
Research and development		2,227,175
Total operating expenses		3,312,003
Loss from operations		(3,312,003)
Net loss applicable to common stockholders		$ (3,236,763)
Basic net loss per share (in Dollars per share)		$ (1.06)
Diluted net loss per share (in Dollars per share)		$ (1.06)
Adjustments
Summary of Significant Accounting Policies
Accrued expenses		$ (285,495)
Total liabilities		(285,495)
Research and development		(285,495)
Total operating expenses		(285,495)
Loss from operations		285,495
Net loss applicable to common stockholders		$ 285,495
Basic net loss per share (in Dollars per share)		$ 0.09
Diluted net loss per share (in Dollars per share)		$ 0.09